Performance Chemicals Divestiture - Additional Information (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
	Feb. 28, 2021	Dec. 31, 2020	Dec. 31, 2020
Discontinued Operations [Line Items]
Goodwill impairment charge		$ 260,000
Performance Chemicals [Member]
Discontinued Operations [Line Items]
Performance Chemicals sale price per definitive agreement	$ 1,100,000
Transaction costs			$ 6,279
Goodwill impairment charge			$ 260,000